EMPLOYEE BENEFITS (Details Narrative) - CNY (¥)	6 Months Ended
	Mar. 31, 2025	Mar. 31, 2024
Retirement Benefits [Abstract]
Employee benefit expenses	¥ 621,329	¥ 630,334